Submission	Aug. 25, 2026
Submission [Line Items]
Central Index Key	0000815917
Registrant Name	JONES FINANCIAL COMPANIES LLLP
Registration File Number	333-297716
Form Type	S-4
Submission Type	S-4/A
Fee Exhibit Type	EX-FILING FEES